Stock-based compensation - Schedule of Stock Options Outstanding and Exercisable (Details) - $ / shares	3 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in shares)		25,732,503
Options exercisable (in shares)		5,135,847
2015 Stock Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding (in shares)	24,626,748
Options exercisable (in shares)	5,969,870
Exercise Price at $0.13 | 2015 Stock Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	$ 0.13
Exercise price, upper range limit (in dollars per share)	$ 0.13
Options outstanding (in shares)	6,583,852
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 1 month 28 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.13
Options exercisable (in shares)	3,235,053
Options exercisable, weighted average remaining contractual life (years)	9 years 1 month 28 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.13
Exercise Price at $0.15 | 2015 Stock Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	0.15
Exercise price, upper range limit (in dollars per share)	$ 0.15
Options outstanding (in shares)	10,474,328
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 5 months 15 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.15
Options exercisable (in shares)	1,906,603
Options exercisable, weighted average remaining contractual life (years)	9 years 3 months 10 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.15
Exercise Price at $0.26 | 2015 Stock Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	0.26
Exercise price, upper range limit (in dollars per share)	$ 0.26
Options outstanding (in shares)	35,159
Weighted Average Remaining Contractual Term (in years), Options outstanding	2 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 0.26
Options exercisable (in shares)	35,159
Options exercisable, weighted average remaining contractual life (years)	2 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 0.26
Exercise Price at $1.00 | 2015 Stock Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	1.00
Exercise price, upper range limit (in dollars per share)	$ 1.00
Options outstanding (in shares)	7,524,115
Weighted Average Remaining Contractual Term (in years), Options outstanding	9 years 6 months
Options outstanding, weighted average exercise price (in dollars per share)	$ 1.00
Options exercisable (in shares)	783,761
Options exercisable, weighted average remaining contractual life (years)	9 years 6 months
Options exercisable, weighted average exercise price (in dollars per share)	$ 1.00
Exercise Price at $3.92 | 2015 Stock Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	3.92
Exercise price, upper range limit (in dollars per share)	$ 3.92
Options outstanding (in shares)	7,976
Weighted Average Remaining Contractual Term (in years), Options outstanding	2 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 3.92
Options exercisable (in shares)	7,976
Options exercisable, weighted average remaining contractual life (years)	2 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 3.92
Exercise Price at $5.80 | 2015 Stock Plan
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price, lower range limit (in dollars per share)	5.80
Exercise price, upper range limit (in dollars per share)	$ 5.80
Options outstanding (in shares)	1,318
Weighted Average Remaining Contractual Term (in years), Options outstanding	2 months 12 days
Options outstanding, weighted average exercise price (in dollars per share)	$ 5.80
Options exercisable (in shares)	1,318
Options exercisable, weighted average remaining contractual life (years)	2 months 12 days
Options exercisable, weighted average exercise price (in dollars per share)	$ 5.80